Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Payables and other current liabilities
Payables and other current liabilities
The composition of “Payables and other current liabilities” at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Payables	13,307	13,868
Trade payables	8,095	8,457
Payables to suppliers of property, plant and equipment	3,019	3,237
Payables for spectrum acquisition	196	251
Other payables	1,081	1,092
Dividends pending payment	282	311
Associates and joint ventures payables (Note 10)	634	520
Other current liabilities	1,596	1,617
Contract liabilities (Note 23)	1,283	1,335
Deferred revenue	120	106
Advances received	193	176
Total	14,903	15,485

At December 31, 2019, “Payables for spectrum acquisition” included the debt maturing within twelve months corresponding to the spectrum acquisition of Telefónica Germany in 2019 (see Note 21), amounting to 86 million euros. In addition, this section includes the deferred portion of the current pending payment for acquiring the spectrum in Mexico in 2010, for an equivalent of 64 million euros (79 million euros at December 31, 2018, see Notes 2 and 21). At December 31, 2018 it also included the pending payment portion for the acquisition in 2018 of spectrum by Telefónica Mexico for 107 million euros (see Note 6).

“Deferred revenue” include grants amounting to 15 million euros at December 31, 2019 (16 million euros at December 31, 2018).

The composition of current "Other payables" at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Accrued employee benefits	603	611
Other non-financial non-trade payables	478	481
Total	1,081	1,092

“Other non-financial non-trade payables” at December 31, 2018 included the pending payment of 49 million euros corresponding to Telefónica, S.A.’s irrevocable commitment acquired in 2015 to pay a 325 million euros donation to Fundación Telefónica as part of the financing needed to implement the social programs and activities it currently performs or could initiate in the short and medium terms to fulfill its purpose as a foundation (1 million euros at December 31, 2018).
Information on average payment period to suppliers. Third additional provision, “Information requirement” of Law 15/2010 of July 5.
In accordance with the aforementioned Law, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2019	2018
Number of days
Weighted average maturity period	53	49
Ratio of payments	55	50
Ratio of outstanding invoices	38	44
Millions of euros
Total payments	7,337	6,770
Outstanding invoices	1,152	1,190

The Telefónica Group’s Spanish companies adapted their internal processes and payment schedules to the provisions of Law 15/2010 (amended by Law 31/2014) and Royal Decree-Law 4/2013, amending Law 3/2004, which establishes measures against late payment in commercial transactions. Engagement conditions with commercial suppliers in 2019 included payment periods of up to 60 days, according to the terms agreed between the parties.
For efficiency purposes and in line with general business practices, Telefónica Group companies in Spain have agreed payment schedules with suppliers, whereby most of the payments are made on set days of each month. Invoices falling due between two payment days are settled on the following payment date in the schedule.
Payments to Spanish suppliers in 2019 surpassing the established legal limit were the result of circumstances or incidents beyond the payment policies, mainly the delay in issuing invoices (legal obligation of the supplier), the closing of agreements with suppliers over the delivery of goods or rendering of services, or occasional processing issues.
The average payment period to suppliers of the Telefónica Group’s companies in Spain in 2019, calculated in accordance with the only additional provision of the Resolution of the Instituto de Contabilidad y Auditoría de Cuentas (Spanish Accounting and Audit Institute) of January 29, 2016, amounted to 53 days (49 days in 2018).